Label	Element	Value
Prospectus Summary | NYLI VP American Century Sustainable Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	NYLI VP American Century Sustainable Equity Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks long-term capital growth. Income is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio will generally invest in large capitalization companies it believes show sustainable business improvement using a proprietary multi-factor quantitative model that combines financial measures of a stock’s value, growth potential and price momentum with environmental, social, and governance (“ESG”) metrics. The model assigns each security a financial metrics score and an ESG score that are combined on an equal basis to create an overall score. To measure value, American Century Investment Management, Inc., the Portfolio’s Subadvisor, may use ratios of stock price-to-earnings and stock price-to-cash flow. To measure growth, the Subadvisor may use the rate of growth of a company’s earnings and cash flow and changes in its earnings estimates. The Subadvisor arrives at an ESG score by evaluating multiple metrics of each ESG characteristic—environmental, social, and governance. The Subadvisor utilizes internal data and research, as well as third-party commercial data sources and scoring systems, to evaluate each security’s ESG characteristics. To the extent such information is available and relevant for a particular company, the Subadvisor will consider, among others, a company’s carbon emission profile, energy and water usage, or waste generation (environmental), a company’s employee turnover rates, digital privacy, or worker safety (social), and a company’s corporate leadership, including board chair independence and the independence of audit and compensation committees or shareholder rights such as say on pay (governance). If an ESG score is unavailable or incomplete, a security may still be selected for the portfolio if the Subadvisor believes it can evaluate the security qualitatively or if the financial metrics and/or remaining ESG data merit investment. Qualitative review of portfolio securities may include examination of registration statements and other information provided by the company as well as engagement with company management.

Final scores for each security are assigned by the Subadvisor’s multi-factor quantitative model and are evaluated on a sector-specific basis, and the Portfolio seeks to hold securities with the highest scores in their respective sectors. Using this process, the Subadvisor attempts to build a portfolio that has sustainable competitive advantages, provides better returns without taking on significant additional risk and maintains a stronger ESG profile than the S&P 500® Index.

Under normal circumstances, the Portfolio invests at least 80% of its assets (net assets plus any borrowing for investment purposes) in sustainable equity securities. Equity securities include common stock, preferred stock and equity-equivalent securities, such as securities convertible into common stock. The Subadvisor defines sustainable equity securities as those that the Subadvisor’s proprietary model assigns an ESG score that is in the top three quartiles (i.e. top 75%) of the ESG scores the model assigns to all the securities in the Portfolio’s primary benchmark, the Standard & Poor's 500® Index ("S&P 500® Index"), which ranged from $4.6 billion to $3.6 trillion as of February 28, 2025. Any assets held in cash or cash equivalents do not receive an ESG score and are not considered sustainable for purposes of the Portfolio’s 80% test.

While the Portfolio generally invests in large capitalization companies, it may invest in companies of any market capitalization. The Portfolio defines large capitalization companies as companies with capitalizations in the capitalization range of the S&P 500® Index.

Although the Subadvisor intends to invest the Portfolio’s assets primarily in securities of U.S. companies, the Portfolio may invest in securities of foreign companies. An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer's “country of risk” (or similar designation) as determined by a third-party such as Bloomberg.

When determining whether to sell a security, the Subadvisor considers, among other things, a security’s price, whether a security’s risk parameters outweigh its return opportunities, general market conditions and whether the security meets the Subadvisor’s ESG criteria.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio will generally invest in large capitalization companies it believes show sustainable business improvement using a proprietary multi-factor quantitative model that combines financial measures of a stock’s value, growth potential and price momentum with environmental, social, and governance (“ESG”) metrics. The model assigns each security a financial metrics score and an ESG score that are combined on an equal basis to create an overall score. To measure value, American Century Investment Management, Inc., the Portfolio’s Subadvisor, may use ratios of stock price-to-earnings and stock price-to-cash flow. To measure growth, the Subadvisor may use the rate of growth of a company’s earnings and cash flow and changes in its earnings estimates. The Subadvisor arrives at an ESG score by evaluating multiple metrics of each ESG characteristic—environmental, social, and governance. The Subadvisor utilizes internal data and research, as well as third-party commercial data sources and scoring systems, to evaluate each security’s ESG characteristics. To the extent such information is available and relevant for a particular company, the Subadvisor will consider, among others, a company’s carbon emission profile, energy and water usage, or waste generation (environmental), a company’s employee turnover rates, digital privacy, or worker safety (social), and a company’s corporate leadership, including board chair independence and the independence of audit and compensation committees or shareholder rights such as say on pay (governance). If an ESG score is unavailable or incomplete, a security may still be selected for the portfolio if the Subadvisor believes it can evaluate the security qualitatively or if the financial metrics and/or remaining ESG data merit investment. Qualitative review of portfolio securities may include examination of registration statements and other information provided by the company as well as engagement with company management.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns compare with those of a broad measure of market performance and an additional index over time. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown. The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The table also includes the average annual returns of the S&P 500® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests.

Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Past performance is not necessarily an indication of how the Portfolio will perform in the future.

Effective May 1, 2022, the Portfolio replaced its subadvisor, changed its investment objective and modified its principal investment strategies. The past performance in the bar chart and table prior to that date reflects the Portfolio’s prior subadvisor, investment objective and principal investment strategies.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns, Initial Class Shares(by calendar year 2015-2024)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter
2020, Q4	20.90%
Worst Quarter
2020, Q1	-28.53%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2024)
Prospectus Summary | NYLI VP American Century Sustainable Equity Portfolio | Principal Risks
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Principal Risks

You can lose money by investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Subadvisor may underperform the market in which the Portfolio invests or other investments. The Portfolio may receive large purchase or redemption orders which may have adverse effects on performance if the Portfolio were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Portfolio are summarized below. The relative significance of each principal risk summarized below may change over time.

Prospectus Summary | NYLI VP American Century Sustainable Equity Portfolio | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You can lose money by investing in the Portfolio.
Prospectus Summary | NYLI VP American Century Sustainable Equity Portfolio | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Prospectus Summary | NYLI VP American Century Sustainable Equity Portfolio | Market Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Market Risk: Changes in markets may cause the value of investments to fluctuate, which could cause the Portfolio to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress as a result of various market, economic and geopolitical factors (including responses to government actions or interventions) for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of shares. Certain securities may be difficult to value under such conditions, and such conditions may add significantly to the risk of volatility in the net asset value of the Portfolio's shares and adversely affect the Portfolio and its investments.

Prospectus Summary | NYLI VP American Century Sustainable Equity Portfolio | Portfolio Management Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results or expected returns. The Subadvisor will give consideration to certain ESG criteria when evaluating an investment opportunity. The application of ESG criteria may result in the Portfolio (i) having exposure to certain securities or industry sectors that are significantly different than the composition of the Portfolio's benchmark; and (ii) performing differently than other funds and strategies in its peer group that do not take into account ESG criteria or the Portfolio's benchmark.

Prospectus Summary | NYLI VP American Century Sustainable Equity Portfolio | Sustainable Investing Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Sustainable Investing Risk: The Subadvisor gives consideration to ESG criteria when evaluating investment opportunities for the Portfolio, consistent with the Portfolio’s investment objective and principal investment strategies. The application of ESG criteria may result in the Portfolio forgoing opportunities to buy certain investments when it might otherwise be advantageous to do so, or selling investments for ESG reasons when it might be otherwise disadvantageous for it to do so. The application of ESG criteria may result in the Portfolio (i) having exposure to certain securities or industry sectors that are significantly different than the composition of the Portfolio's benchmark and (ii) performing differently than the Portfolio’s benchmark or other funds and strategies in the Portfolio’s peer group that do not take into account ESG criteria or use different ESG criteria or ESG investment strategies. In addition, sectors and securities of companies that meet the ESG criteria may shift into and out of favor depending on market and economic conditions. The consideration of ESG criteria may adversely affect the Portfolio’s performance. The Portfolio’s ESG criteria may be changed without shareholder approval. Furthermore, ESG information from third-party data providers may be incomplete, inaccurate or unavailable and third party ESG scores and other data may only take into account one or a few of many ESG-related components of portfolio companies, which could cause the Subadvisor to incorrectly assess a company’s ESG characteristics. ESG information, whether from an external and/or internal source, is, by nature and in many instances, based on a qualitative and subjective assessment. Moreover, the third-party data providers may differ in the data they provide for a given security or between industries, or may only take into account one of many ESG-related components of a company.

Prospectus Summary | NYLI VP American Century Sustainable Equity Portfolio | Equity Securities Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the ability to anticipate such changes that can adversely affect the value of portfolio holdings.

Prospectus Summary | NYLI VP American Century Sustainable Equity Portfolio | Market Capitalization Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Market Capitalization Risk: Investments in securities issued by small-, mid-, or large-cap companies will be subject to the risks associated with securities issued by companies of the applicable market capitalization.  Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Smaller capitalization companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments.  Securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods.  In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments.  There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.

Prospectus Summary | NYLI VP American Century Sustainable Equity Portfolio | Value Stock Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Value Stock Risk: Value stocks may never reach what the Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Portfolio's performance may be lower or higher than that of funds that invest in other types of equity securities.

Prospectus Summary | NYLI VP American Century Sustainable Equity Portfolio | Foreign Securities Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities Risk: An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer’s “country of risk” (or similar designation) as determined by a third party such as Bloomberg (or another similar third party). The issuer’s “country of risk” is determined based on a number of criteria, which may change from time to time and currently include, but are not limited to, its country of domicile, the primary stock exchange on which it trades, the location from which the majority of its revenue comes, and its reporting currency.

Investments in foreign (non-U.S.) securities may be riskier than investments in U.S. securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments (such as government expropriation, excessive taxation, political or social instability, or economic sanctions) that may affect the value of investments in foreign securities. There can also be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign securities may also subject the Portfolio's investments to changes in currency rates. Changes in the value of foreign currencies may make the return on an investment increase or decrease, unrelated to the quality or performance of the investment itself. Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio’s investments in such securities less liquid or more difficult to value. Such sanctions may also cause a decline in the value of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country. In addition, as a result of economic sanctions and other similar governmental actions or developments, the Portfolio may be forced to sell or otherwise dispose of foreign investments at inopportune times or prices. The Portfolio may seek to hedge against its exposure to changes in the value of foreign currency, but there is no guarantee that such hedging techniques will be successful in reducing any related foreign currency valuation risk.

Prospectus Summary | NYLI VP American Century Sustainable Equity Portfolio | Growth Stock Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns. These risks may be more pronounced in companies that are in the earlier stages of their growth cycle.

Prospectus Summary | NYLI VP American Century Sustainable Equity Portfolio | Derivatives Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies may be riskier than investing directly in the underlying instrument and often involve leverage, which may exaggerate a loss, potentially causing the Portfolio to lose more money than it originally invested and would have lost had it invested directly in the underlying instrument. Derivatives may be difficult to sell, unwind and/or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio. Futures and other derivatives may be more volatile than direct investments in the instrument underlying the contract, and may not correlate perfectly to the underlying instrument. Futures and other derivatives also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying instrument, the Portfolio may not be able to profitably exercise an option and may lose its entire investment in an option. To the extent that the Portfolio writes or sells an option, if the decline in the value of the underlying instrument is significantly below the exercise price in the case of a written put option or increase above the exercise price in the case of a written call option, the Portfolio could experience a substantial loss. Derivatives may also increase the expenses of the Portfolio.

Prospectus Summary | NYLI VP American Century Sustainable Equity Portfolio | Correlation Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Correlation Risk: The Portfolio’s performance will be similar to the performance of its benchmark, the S&P 500® Index. If the Portfolio’s benchmark goes down, it is likely that the Portfolio’s performance will go down. There is no assurance that the investment performance of the Portfolio will equal or exceed that of the S&P 500® Index.

Prospectus Summary | NYLI VP American Century Sustainable Equity Portfolio | Russell 3000® Index1
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000® Index1	[1]
1 Year	rr_AverageAnnualReturnYear01	23.81%
5 Years	rr_AverageAnnualReturnYear05	13.86%
10 Years	rr_AverageAnnualReturnYear10	12.55%
Prospectus Summary | NYLI VP American Century Sustainable Equity Portfolio | S&P 500® Index2
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index2	[2]
1 Year	rr_AverageAnnualReturnYear01	25.02%
5 Years	rr_AverageAnnualReturnYear05	14.53%
10 Years	rr_AverageAnnualReturnYear10	13.10%
Prospectus Summary | NYLI VP American Century Sustainable Equity Portfolio | Initial Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees (as an annual percentage of the Portfolio's average daily net assets)	rr_ManagementFeesOverAssets	0.63%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.66%
1 Year	rr_ExpenseExampleYear01	$ 67
3 Years	rr_ExpenseExampleYear03	211
5 Years	rr_ExpenseExampleYear05	368
10 Years	rr_ExpenseExampleYear10	$ 822
Annual Return 2015	rr_AnnualReturn2015	(6.78%)
Annual Return 2016	rr_AnnualReturn2016	18.82%
Annual Return 2017	rr_AnnualReturn2017	16.20%
Annual Return 2018	rr_AnnualReturn2018	(9.38%)
Annual Return 2019	rr_AnnualReturn2019	26.36%
Annual Return 2020	rr_AnnualReturn2020	0.96%
Annual Return 2021	rr_AnnualReturn2021	25.49%
Annual Return 2022	rr_AnnualReturn2022	(7.70%)
Annual Return 2023	rr_AnnualReturn2023	24.39%
Annual Return 2024	rr_AnnualReturn2024	19.84%
Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.90%
Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.53%)
1 Year	rr_AverageAnnualReturnYear01	19.84%
5 Years	rr_AverageAnnualReturnYear05	11.76%
10 Years	rr_AverageAnnualReturnYear10	9.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 17, 2012
Prospectus Summary | NYLI VP American Century Sustainable Equity Portfolio | Service Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees (as an annual percentage of the Portfolio's average daily net assets)	rr_ManagementFeesOverAssets	0.63%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.91%
1 Year	rr_ExpenseExampleYear01	$ 93
3 Years	rr_ExpenseExampleYear03	290
5 Years	rr_ExpenseExampleYear05	504
10 Years	rr_ExpenseExampleYear10	$ 1,120
1 Year	rr_AverageAnnualReturnYear01	19.54%
5 Years	rr_AverageAnnualReturnYear05	11.48%
10 Years	rr_AverageAnnualReturnYear10	9.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 17, 2012

[1]	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[2]	The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.
[3]	The management fee is as follows: 0.63% on assets up to $500 million; 0.61% on assets from $500 million to $1 billion; and 0.585% on assets above $1 billion.